CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets:
Cash and due from banks	¥ 2,241,929	¥ 2,290,377
Interest-bearing deposits in other banks	65,750,366	49,883,912
Call loans and funds sold	1,647,472	1,102,296
Receivables under resale agreements	11,695,014	12,751,085
Receivables under securities borrowing transactions	1,891,576	2,338,796
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥4,639,282 million in 2022 and ¥7,355,733 million in 2023)	29,641,038	24,652,067
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,120,839 million in 2022 and ¥2,466,444 million in 2023), net of allowance	23,233,769	31,673,890
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,019,391 million in 2022 and ¥1,594,501 million in 2023)	2,050,107	1,519,055
Equity securities	3,691,870	3,572,908
Other investments	667,201	582,388
Loans (Notes 4 and 5)	94,175,757	90,290,583
Allowance for credit losses on loans	(700,959)	(809,817)
Loans, net of allowance	93,474,798	89,480,766
Premises and equipment—net (Note 6)	1,653,888	1,704,067
Due from customers on acceptances	405,742	271,877
Accrued income	510,791	322,025
Goodwill (Note 7)	92,928	92,695
Intangible assets (Note 7)	44,681	47,939
Deferred tax assets	386,592	277,319
Other assets (Note 12)	9,700,960	8,987,242
Total assets	248,780,722	231,550,704
Liabilities and equity:
Noninterest-bearing deposits	33,136,655	32,844,872
Interest-bearing deposits	92,625,324	91,425,213
Noninterest-bearing deposits	3,042,821	2,500,823
Interest-bearing deposits	36,130,825	30,407,376
Due to trust accounts	749,382	390,247
Call money and funds purchased	1,814,874	1,278,051
Payables under repurchase agreements (Note 28)	25,737,154	20,069,566
Payables under securities lending transactions (Note 28)	886,391	1,360,743
Other short-term borrowings (Note 11)	3,397,329	7,566,771
Trading account liabilities	19,362,943	14,859,383
Bank acceptances outstanding	405,742	271,877
Income taxes payable	88,277	62,697
Deferred tax liabilities	25,424	29,033
Accrued expenses	442,729	203,383
Long-term debt (including liabilities accounted for at fair value of ¥ 2,756,062 million in 2022, and ¥2,680,164 million in 2023) (Notes 11 and 26)	14,893,023	12,578,216
Other liabilities (Note 12)	6,316,695	6,260,222
Total liabilities	239,055,588	222,108,473
Commitments and contingencies (Note 22)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 4,800,000,000 shares, and issued 2,539,249,894 shares at March 31, 2022 and 2023	5,832,729	5,816,834
Retained earnings	2,442,153	2,665,608
Accumulated other comprehensive income (loss), net of tax (Note 16)	649,395	440,112
Less: Treasury stock, at cost—Common stock 4,659,024 shares at March 31, 2022, and 5,027,306 shares at March 31, 2023	(8,786)	(8,342)
Total MHFG shareholders' equity	8,915,491	8,914,212
Noncontrolling interests	809,643	528,019
Total equity	9,725,134	9,442,231
Total liabilities and equity	248,780,722	231,550,704
Consolidated VIEs
Assets:
Cash and due from banks	1,941	2,243
Interest-bearing deposits in other banks	155,551	71,573
Call loans and funds sold	260,997	162,578
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥4,639,282 million in 2022 and ¥7,355,733 million in 2023)	2,614,888	2,222,902
Investments (Note 3):
Investments	233,348	238,624
Loans, net of allowance	8,381,183	8,347,880
Other assets (Note 12)	505,636	529,178
Total assets	12,153,544	11,574,978
Liabilities and equity:
Payables under securities lending transactions (Note 28)	128,548	51,752
Other short-term borrowings (Note 11)	187,852	53,668
Trading account liabilities	64,708	51,019
Long-term debt (including liabilities accounted for at fair value of ¥ 2,756,062 million in 2022, and ¥2,680,164 million in 2023) (Notes 11 and 26)	1,164,719	1,024,067
Other liabilities (Note 12)	1,057,384	1,041,938
Total liabilities	¥ 2,603,211	¥ 2,222,444